ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (243,139)
Current year other comprehensive (loss) income	(9,750)	$ 4,498	$ 1,970
Reclassification adjustments for net gain and translation adjustments realized in net income			144
Ending Balance	1,162,424	(243,139)
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	15,199	10,701	8,587
Ending Balance	5,449	15,199	10,701
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	18,269	0	0
Current year other comprehensive (loss) income	(12,869)	18,269	0
Reclassification adjustments for net gain and translation adjustments realized in net income			0
Ending Balance	5,400	18,269	0
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,070)	10,701	8,587
Current year other comprehensive (loss) income	3,119	(13,771)	1,970
Reclassification adjustments for net gain and translation adjustments realized in net income			144
Ending Balance	$ 49	$ (3,070)	$ 10,701